Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000096677
Shareholder Report [Line Items]
Fund Name	DWS Global High Income Fund
Class Name	Class A
Trading Symbol	SGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
AssetsNet	$ 239,728,901
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 487,376
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096679
Shareholder Report [Line Items]
Fund Name	DWS Global High Income Fund
Class Name	Class C
Trading Symbol	SGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%	[2]
AssetsNet	$ 239,728,901
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 487,376
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000176652
Shareholder Report [Line Items]
Fund Name	DWS Global High Income Fund
Class Name	Class R6
Trading Symbol	SGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 239,728,901
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 487,376
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096680
Shareholder Report [Line Items]
Fund Name	DWS Global High Income Fund
Class Name	Class S
Trading Symbol	SGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[4]
AssetsNet	$ 239,728,901
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 487,376
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096681
Shareholder Report [Line Items]
Fund Name	DWS Global High Income Fund
Class Name	Institutional Class
Trading Symbol	MGHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[5]
AssetsNet	$ 239,728,901
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 487,376
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	239,728,901
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	487,376

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	94%
Loan Participations and Assignments	2%
Cash Equivalents	2%
Exchange-Traded Funds	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Other Investments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	27%
Consumer Discretionary	17%
Materials	11%
Energy	9%
Industrials	8%
Health Care	7%
Utilities	6%
Real Estate	4%
Information Technology	3%
Financials	3%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	2%
BBB	10%
BB	53%
B	27%
CCC	7%
Not Rated	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
United Kingdom	8%
Canada	7%
France	4%
Luxembourg	4%
Netherlands	3%
Italy	2%
Japan	2%
Germany	2%
Panama	2%
Other	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.